INCOME TAXES - INCOME TAX RATE RECONCILIATION (DETAILS)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Country mix impacts of foreign operations	(7.60%)	(8.10%)	(8.20%)
Changes in uncertain tax positions	(1.80%)	(1.30%)	(3.60%)
Effective Income Tax Rate, Impairment Adjustment	0.60%	3.70%	0.00%
Effective Income Tax Rate, Gain on Joint Venture Buy Out	(1.40%)	0.00%	0.00%
Other	(1.60%)	(2.20%)	(1.20%)
EFFECTIVE INCOME TAX RATE	23.20%	27.10%	22.00%